Roundhill Ball Metaverse ETF
Schedule of Investments
March 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.3%
Apparel — 0.5%
NIKE, Inc. - Class B	19,764	$2,423,857

Commercial Services — 0.2%
Block, Inc. (a)	7,130	489,474
PayPal Holdings, Inc. (a)	6,820	517,911
		1,007,385
Computers — 7.9%
Apple, Inc.	217,724	35,902,688

Diversified Financial Services — 1.8%
Coinbase Global, Inc. - Class A (a)(e)	80,855	5,463,372
Galaxy Digital Holdings, Ltd. (a)(b)(e)	761,874	2,904,843
		8,368,215
Electronic Equipment, Instruments & Components — 1.1%
HEXAGON AB (b)	446,277	5,114,978

Home Furnishings — 3.1%
Sony Group Corp. (b)	155,400	13,994,057

Internet — 25.2% (d)
Alibaba Group Holding, Ltd. (a)(b)	528,800	6,763,294
Alphabet, Inc. - Class A (a)	133,800	13,879,074
Amazon.com, Inc. (a)(e)	135,319	13,977,100
Baidu, Inc. - ADR (a)(b)	76,923	11,609,219
Edgio, Inc. (a)	2,713,943	2,147,000
Meta Platforms, Inc. - Class A (a)	121,655	25,783,561
NAVER Corp. (b)	29,697	4,607,900
Sea, Ltd. - ADR (a)(b)(e)	94,850	8,209,267
Snap, Inc. - Class A (a)(e)	987,677	11,071,859
Tencent Holdings, Ltd. (b)	339,100	16,665,683
		114,713,957
Media — 1.6%
The Walt Disney Co. (a)	73,930	7,402,611

Semiconductors — 26.3% (d)
Advanced Micro Devices, Inc. (a)	96,557	9,463,552
Applied Materials, Inc.	34,182	4,198,575
ASML Holding NV (b)	10,455	7,116,823
Broadcom, Inc.	3,839	2,462,872
Intel Corp.	146,910	4,799,550
Marvell Technology, Inc. (e)	62,173	2,692,091
NVIDIA Corp.	142,653	39,624,724
QUALCOMM, Inc.	129,947	16,578,638
Samsung Electronics Co., Ltd. (b)	208,149	10,232,773
Skyworks Solutions, Inc. (e)	42,461	5,009,549
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (b)	144,087	13,402,973
Texas Instruments, Inc. (e)	22,773	4,236,006
		119,818,126
Software — 29.5% (d)
Activision Blizzard, Inc.	29,557	2,529,784
Adobe, Inc. (a)	13,736	5,293,442
Akamai Technologies, Inc. (a)	66,772	5,228,248
Autodesk, Inc. (a)	67,945	14,143,431
Bentley Systems, Inc. - Class B	57,223	2,460,017
Cloudflare, Inc. - Class A (a)	85,501	5,271,992
Electronic Arts, Inc.	56,389	6,792,055
Krafton, Inc. (a)(b)	18,393	2,592,553
Matterport, Inc. (a)(e)	2,633,037	7,188,191
Microsoft Corp.	64,399	18,566,232
NetEase, Inc. - ADR (b)(e)	55,141	4,876,670
PTC, Inc. (a)	18,987	2,434,703
ROBLOX Corp. - Class A (a)(e)	791,137	35,585,342
Take-Two Interactive Software, Inc. (a)	70,012	8,352,432
Unity Software, Inc. (a)(e)	410,442	13,314,738
		134,629,830
Telecommunications — 1.6%
Lumen Technologies, Inc. (e)	1,816,879	4,814,729
Planet Labs PBC (a)(e)	571,651	2,246,588
		7,061,317
Toys/Games/Hobbies — 0.5%
Nintendo Co., Ltd. (b)	60,200	2,320,882
TOTAL COMMON STOCKS (Cost $581,019,385)		452,757,903

REAL ESTATE INVESTMENT TRUSTS — 0.5%
Equinix, Inc.	3,466	2,499,125
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,725,848)		2,499,125

SHORT-TERM INVESTMENTS - 0.2%
Money Market Fund — 0.2%
First American Government Obligations Fund, Class X, 4.64% (c)	714,799	714,799
TOTAL SHORT-TERM INVESTMENTS (Cost $714,799)		714,799

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.93% (c)	63,444,842	63,444,842
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $63,444,842)		63,444,842

TOTAL INVESTMENTS (Cost $647,904,874) — 113.9%		519,416,669
Other assets and liabilities, net — (13.9)%		(63,472,050)
NET ASSETS — 100.0%		$455,944,619

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)	The rate shown is the seven day yield at period end.
(d)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(e)	All or a portion of this security is on loan as of March 31, 2023. The market value of securities out on loan is $63,859,977.

Percentages are stated as a percent of net assets.

COUNTRY	Percentage of Net Assets
United States	75.1%
Cayman Islands	10.6%
Republic of Korea	3.8%
Japan	3.6%
Taiwan	2.9%
Netherlands	1.6%
Sweden	1.1%
Canada	0.6%
Total Country	99.3%
REAL ESTATE INVESTMENT TRUSTS	0.5%
SHORT-TERM INVESTMENTS	0.2%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	13.9%
TOTAL INVESTMENTS	113.9%
Other assets and liabilities, net	-13.9%
NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$452,757,903	$-	$-	$452,757,903
Real Estate Investment Trusts	2,499,125	-	-	2,499,125
Money Market Fund	714,799	-	-	714,799
Investments Purchased With Proceeds From Securities Lending**	-	-	-	63,444,842
Total Investments - Assets	$455,971,827	$-	$-	$519,416,669

* See the Schedule of Investments for industry classifications.
** Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.